Rule 497(j)
                                               Reg. No. 33-49737

Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust,
Telecommunications Portfolio Series 1 , hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                           DEAN WITTER SELECT MUNICIPAL TRUST,
                           TELECOMMUNICATIONS  PORTFOLIO SERIES 1

                           By:  Dean Witter Reynolds Inc.
                                (Depositor)

                                Thomas Hines
                                Thomas Hines
                                Authorized signatory